13F-HR
          03/31/2004

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 243-8800

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: David Mead
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
David Mead                       Arlington, Virginia      05/13/2004

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                36
FORM 13F Information Table Value Total:                           117,673

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203     3,476          173,800        SH    SOLE             173,800
America Movil                 ADR     02364W105    11,077          286,600        SH    SOLE             286,600
Bancolombia                   ADR     05968L102     1,442          190,800        SH    SOLE             190,800
Brasil Telecom Part Sa        ADR     105530109     4,344          127,200        SH    SOLE             127,200
Buenaventura                  ADR     204448104     1,693           58,580        SH    SOLE              58,580
CANTV                         ADR     204421101     3,029          154,595        SH    SOLE             154,595
Cementos Mexicanos            ADR     151290889     4,636          155,464        SH    SOLE             155,464
Cristales                     ADR     226714103       256            9,600        SH    SOLE               9,600
Endesa                        ADR     29244T101       663           54,200        SH    SOLE              54,200
Femsa                         ADR     344419106     7,277          147,700        SH    SOLE             147,700
Grupo Imsa                    ADR     40048T106       602           34,500        SH    SOLE              34,500
I.R.S.A.                      ADR     450047204     1,042          105,066        SH    SOLE             105,066
ICA                           ADS     292448107       468          216,502        SH    SOLE             216,502
KT Corporation                ADR     48268K101     3,105          163,100        SH    SOLE             163,100
Kookmin Bank New              ADR     50049M109       862           21,300        SH    SOLE              21,300
LAN Chile                     ADR     501723100       342           18,900        SH    SOLE              18,900
MTS                           ADR     607409109     3,445           26,200        SH    SOLE              26,200
Masisa (Maderas y Sinteticos) ADR     574799102       205           18,600        SH    SOLE              18,600
POSCO (Pohang Iron and Steel) ADR     693483109     5,889          166,400        SH    SOLE             166,400
PT Telekomunikasi Indo(Telkom ADR     715684106     3,766          223,481        SH    SOLE             223,481
Pao De Acucar                 ADR     20440T201     1,800           85,500        SH    SOLE              85,500
Perez Companc SA              ADR     71646M102       453           32,600        SH    SOLE              32,600
Petrobras                     ADR     71654V408    11,119          331,900        SH    SOLE             331,900
Philippine Long Distance T.   ADR     718252604       778           45,500        SH    SOLE              45,500
Provida                       ADR     00709P108       103            3,600        SH    SOLE               3,600
Quilmes Industrial            ADR     74838Y207     2,256          123,752        SH    SOLE             123,752
SK Telecom                    ADR     78440P108     4,281          200,987        SH    SOLE             200,987
TV Azteca                     ADS     901145102     3,002          318,700        SH    SOLE             318,700
Telecentro Oeste Celular Hold ADR     87923P105       988           86,000        SH    SOLE              86,000
Telefonos De Mexico           ADR     879403780    20,066          574,800        SH    SOLE             574,800
Telefonos de Chile            ADR     204449300       552           44,900        SH    SOLE              44,900
Telenordeste Celular Holding  ADR     87924W109       613           22,600        SH    SOLE              22,600
Telkom S.A.                   ADR     879603108     1,309           26,400        SH    SOLE              26,400
Tenaris SA                    ADR     88031M109     2,700           82,338        SH    SOLE              82,338
Unibanco                      GDR     90458E107       871           35,600        SH    SOLE              35,600
Vimpelcom                     ADR     68370R109     9,162           88,100        SH    SOLE              88,100